Debt and other liabilities - Schedule of (Gain)/loss on extinguishment (Details) - USD ($)		12 Months Ended
	Dec. 05, 2024	Dec. 31, 2024	Dec. 31, 2023
(Gain)/loss on extinguishment
Total		$ 44,332,819	$ 0
Convertible Notes [Member]
(Gain)/loss on extinguishment
Total		39,658,290
Senior Secured Convertible Notes [Member]
(Gain)/loss on extinguishment
Total	$ (1,306,077)	(1,306,077)
Convertible Promissory Notes [Member]
(Gain)/loss on extinguishment
Total		4,175,791
Advisors Loans [Member]
(Gain)/loss on extinguishment
Total		$ 1,804,814